Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Related Party Transaction [Line Items]
Restricted cash	$ 2,598,000		$ 2,598,000		$ 5,307,000
Depreciation method			straight line
Scrap value per light weight ton			$ 360
Vessels estimated useful life			25 years
Revenue for Vessels	41,479,000	$ 58,458,000	$ 87,629,000	$ 122,940,000
Voyage contracts
Related Party Transaction [Line Items]
Revenue for Vessels	0	355,000	0	2,068,000
Time chartering
Related Party Transaction [Line Items]
Revenue for Vessels	28,846,000	47,029,000	61,558,000	95,739,000
Profit sharing
Related Party Transaction [Line Items]
Revenue for Vessels	(11,000)	162,000	437,000	215,000
Pooling arrangements
Related Party Transaction [Line Items]
Revenue for Vessels	$ 12,644,000	$ 10,912,000	$ 25,634,000	24,918,000
Effect of retrospective application
Related Party Transaction [Line Items]
Increase/ (decrease) in net cash provided by operating activities				(33,000)
Increase/ (decrease) in net cash provided financing activities				(2,085,000)
Increase/ (decrease) in cash and cash equivalents				$ (2,118,000)